Segment Information - Summary of Additional Information by Geographies (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional information by geographies [Line Items]
Turnover	€ 53,715	€ 52,713	€ 53,272
Operating profit	8,857	7,801	7,515
Non-underlying items	543	823	796
Underlying operating profit	9,400	8,624	8,311
Share of net profit/(loss) of joint ventures and associates	155	127	107
Asia/AMET/RUB [member]
Additional information by geographies [Line Items]
Turnover	23,266	22,445	22,425
Operating profit	3,802	3,275	3,019
Non-underlying items	306	254	181
Underlying operating profit	4,108	3,529	3,200
Share of net profit/(loss) of joint ventures and associates	12	(2)	(1)
The Americas [member]
Additional information by geographies [Line Items]
Turnover	17,525	17,105	17,294
Operating profit	3,086	2,504	2,273
Non-underlying items	(23)	401	399
Underlying operating profit	3,063	2,905	2,672
Share of net profit/(loss) of joint ventures and associates	112	108	96
Europe [member]
Additional information by geographies [Line Items]
Turnover	12,924	13,163	13,553
Operating profit	1,969	2,022	2,223
Non-underlying items	260	168	216
Underlying operating profit	2,229	2,190	2,439
Share of net profit/(loss) of joint ventures and associates	€ 31	€ 21	€ 12